As filed with the Securities and Exchange Commission on May 16, 2018.

1933 Act Registration No. 333-183061
1940 Act Registration No. 811-22730

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No. 13		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 17		[X]

JNL STRATEGIC INCOME FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	Ropes & Gray LLP
	JNL Strategic Income Fund LLC	32nd Floor
	Vice President, Chief Legal Officer & Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 13 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 12 to the Fund’s Registration Statement.

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of May, 2018.

JNL Strategic Income Fund LLC

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	May 16, 2018
Eric O. Anyah
Manager

/s/ Susan S. Rhee *	May 16, 2018
Michael Bouchard
Manager

/s/ Susan S. Rhee *	May 16, 2018
Ellen Carnahan
Manager

/s/ Susan S. Rhee *	May 16, 2018
William Crowley
Manager

/s/ Susan S. Rhee *	May 16, 2018
Michelle Engler
Manager

/s/ Susan S. Rhee *	May 16, 2018
John W. Gillespie
Manager

/s/ Susan S. Rhee *	May 16, 2018
William R. Rybak
Manager

/s/ Susan S. Rhee *	May 16, 2018
Mark S. Wehrle
Manager

/s/ Susan S. Rhee *	May 16, 2018
Edward C. Wood
Manager

/s/ Susan S. Rhee *	May 16, 2018
Patricia A. Woodworth
Manager

/s/ Susan S. Rhee *	May 16, 2018
Mark D. Nerud
Manager, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	May 16, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)
* By Susan S. Rhee, Attorney In Fact